UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Miller Income Fund

Schedule of Investments (unaudited)	December 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 77.1%
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 1.9%
CenturyLink Inc.	206,000	$3,120,900
Media - 6.1%
National CineMedia Inc.	950,000	6,156,000
New Media Investment Group Inc.	342,000	3,956,940
Total Media		10,112,940
TOTAL COMMUNICATION SERVICES		13,233,840

CONSUMER DISCRETIONARY - 5.0%
Hotels, Restaurants & Leisure - 1.5%
Cedar Fair LP	52,500	2,483,250
Household Durables - 3.5%
Tupperware Brands Corp.	182,000	5,745,740
TOTAL CONSUMER DISCRETIONARY		8,228,990

ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Energy Transfer LP	266,240	3,517,030
NGL Energy Partners LP	475,000	4,555,250
TOTAL ENERGY		8,072,280

FINANCIALS - 39.7%
Banks - 3.7%
Danske Bank A/S	100,000	1,978,056
Sberbank of Russia PJSC - ADR	380,000	4,164,800
Total Banks		6,142,856
Capital Markets - 23.3%
AllianceBernstein Holding LP	50,000	1,366,000
Apollo Global Management LLC, Class A Shares	356,500	8,748,510
Arlington Asset Investment Corp., Class A Shares	815,000	5,900,600
BGC Partners Inc., Class A Shares	425,000	2,197,250
Greenhill & Co. Inc.	182,000	4,440,800
JMP Group LLC	300,000	1,170,000
Blackstone Group LP/The	211,000	6,289,910
Carlyle Group LP/The	533,800	8,407,350
Total Capital Markets		38,520,420
Diversified Financial Services - 1.1%
Compass Diversified Holdings	140,000	1,743,000
Insurance - 0.2%
Maiden Holdings Ltd.	214,000	353,100
Mortgage Real Estate Investment Trusts (REITs) - 11.4%
Chimera Investment Corp.	280,000	4,989,600
New Residential Investment Corp.	353,750	5,026,788
Starwood Property Trust Inc.	145,200	2,861,892
Two Harbors Investment Corp.	379,080	4,867,387
Western Asset Mortgage Capital Corp.	142,900	1,191,786
Total Mortgage Real Estate Investment Trusts (REITs)		18,937,453
TOTAL FINANCIALS		65,696,829

INDUSTRIALS - 8.1%
Marine - 2.4%
Seaspan Corp.	500,000	3,915,000
Transportation Infrastructure - 5.7%
Macquarie Infrastructure Corp.	258,000	9,432,480
TOTAL INDUSTRIALS		13,347,480

SECURITY			SHARES	VALUE
MATERIALS - 4.0%
Metals & Mining - 4.0%
Alrosa PJSC			4,700,000	$6,652,515

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Ashford Hospitality Trust Inc.			350,000	1,400,000
Washington Prime Group Inc.			575,000	2,794,500
TOTAL REAL ESTATE				4,194,500

UTILITIES - 4.9%
Multi-Utilities - 4.9%
Just Energy Group Inc.			2,480,000	8,184,000
TOTAL COMMON STOCKS (Cost - $140,694,192)				127,610,434

INVESTMENTS IN UNDERLYING FUNDS - 3.9%
FINANCIALS - 3.9%
Capital Markets - 3.9%
Barings BDC Inc.			567,278	5,111,175	(a)
TriplePoint Venture Growth BDC Corp.			122,711	1,336,323	(a)
TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $9,092,609)				6,447,498

PREFERRED STOCK - 0.6%	RATE
CONSUMER DISCRETIONARY - 0.6%
Specialty Retail - 0.6%
TravelCenters of America LLC	8.000%		41,206	945,266
TOTAL PREFERRED STOCK (Cost - $837,146)				945,266

		MATURITY DATE	FACE AMOUNT
CORPORATE BONDS & NOTES - 14.6%

COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	6,500,000	4,550,000

CONSUMER STAPLES - 5.0%
Personal Products - 5.0%
Avon Products Inc., Senior Notes	7.000%	3/15/23	9,796,000	8,351,090

HEALTH CARE - 3.4%
Pharmaceuticals - 3.4%
Endo Ltd., Senior Notes	6.000%	7/15/23	7,250,000	5,564,375

INDUSTRIALS - 3.5%
Industrial Conglomerates - 3.5%
General Electric Co.	5.000%	12/29/49	7,500,000	5,746,875	(b)
(3M US LIBOR +3.33%)
TOTAL CORPORATE BONDS & NOTES (Cost - $26,263,605)				24,212,340

BANK LOAN ― 3.2%
Consumer Discretionary ― 3.2%
Specialty Retail ― 3.2%
Ascena Retail Group Inc.
(1M US LIBOR + 4.50%)	7.063%	8/21/22	5,753,678	5,369,418	(b)
TOTAL BANK LOAN (Cost ― $5,216,650)				5,369,418

TOTAL INVESTMENTS - 99.4% (Cost - $182,104,202)				164,584,956

Other Assets in Excess of Liabilities - 0.6%	$950,570

TOTAL NET ASSETS - 100.0%	$165,535,526

ADR - American Depositary Receipt

(a) Security is a business development company.

(b) Variable rate Security Reference rate and spread are included in description.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual report.

Notes to Schedule of Investments (unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1
- Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2
- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3	- Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2018:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Investments (a)
Common Stocks	$127,610,434	$-	$-	$127,610,434
Investments in Underlying Funds	6,447,498	-	-	6,447,498
Preferred Stocks	945,266	-	-	945,266
Corporate Bonds & Notes	-	24,212,340	-	24,212,340
Bank Loan		5,369,418	-	5,369,418
Total Investments	$135,003,198	$29,581,758	$-	$164,584,956

(a) See Schedule of Investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By   /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  February 26, 2019